Deposits - Schedule of Maturities of Time Deposits (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
2016		$ 90,606
2017		14,130
2018		5,328
2019		708
2020		248
Total	$ 103,852	$ 111,020	$ 36,253